Non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Non-current assets [abstract]
Disclosure of investment in infrastructure projects [Text Block]

INVESTMENTS IN INFRASTRUCTURE PROJECTS (Million euro)	2025	2024
Opening balance at 01.01	14,147	13,495
Additions	153	87
Depreciation	(243)	(235)
Disposals	(14)	(14)
Exchange rate effect	(1,535)	814
Changes in the scope of consolidation and others	—	—
Closing balance at 12.31	12,509	14,147

Disclosure of investment in associates explanatory [Text Block]

INVESTMENTS IN ASSOCIATES (Million euro)	TOTAL 2025	TOTAL 2024
Balance at 12.31.24	3,023	2,038
Capital contribution	256	1,192
Share of profit/(loss)	258	238
Dividends	(492)	(357)
Foreign exchange differences	(385)	60
Derivatives	18	20
Net investment / (net disposals)	1,273	—
Other	4	(168)
Balance at 12.31.25	3,955	3,023